NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities

	Shares Issuable Six Months Ended June 30,
	2013	2012
	(Unaudited)	(Unaudited)
Convertible Notes	133,629	148,780
Stock Options	2,261,000	1,293,500
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,816,753	7,805,954

	Shares Issuable
	Years Ended December 31,
	2012	2011
Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Percent
Shareholder	Ownership
Omagine & JOL	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%